Putnam
Utilities
Growth and
Income
Fund

ANNUAL REPORT

October 31, 1997

[LOGO: BOSTON * LONDON * TOKYO]

Fund highlights

* "A buyer of utility stocks today begins with one major advantage over other investors: A number of these shares are bargains, which can't be said about the stock market as a whole. The average utility stock sells for 11.8 times 1997 estimated earnings, almost a 50% discount to the S&P 500."

                                   -- Fortune, September 29, 1997

* "Duke Energy could be a model for the future energy company. Its just-completed merger with PanEnergy, a gas pipeline company, has created a $12 billion-plus powerhouse."

                                   -- Sheldon Simon, manager
                                      Putnam Utilities Growth and Income Fund

   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

15 Portfolio holdings

22 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Recent stock market volatility has once again brought home a key reason why utility stocks are a time-honored favorite of conservative investors. While the Asian currency crisis has affected performance of stock markets around the world, utility stocks have, for the most part, escaped unscathed.

Of course, utility stocks are subject to their own risks, which are akin to those that influence the movement of fixed-income securities, as well as the risks of investing in a single sector. Fortunately, your fund's broad diversification and mix of securities have enabled it to manage these risks successfully and deliver another year of solid performance.

In the following report, managers Sheldon Simon and Christopher Ray explain the strategies they've used over the fiscal year just ended and discuss prospects for fiscal 1998.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
December 17, 1997



Report from the Fund Managers
Sheldon N. Simon, lead manager
Christopher A. Ray

Despite the enormous volatility of certain world markets during the second half of Putnam Utilities Growth and Income Fund's 1997 fiscal year, we are pleased to report that your fund's record of strong competitive performance remains intact. For the 12 months ended October 31, 1997, as well as the five years ending on that date, the fund's results have placed it among the top third of all utilities funds tracked by Lipper Analytical Services. The fund's class A shares ranked 33 out of 96 and 7 out of 30 funds for 1- and 5-year performance, respectively.*

During the fiscal year, your fund's class A shares provided a total return of 19.16% at net asset value and 12.30% at public offering price. For performance over longer periods and results for other share classes, please turn to pages 9 and 10.

U.S. economic growth during fiscal 1997 has been exceptionally robust, raising fears of inflation -- a situation typically accompanied by rising interest rates. Since the performance of utility stocks tends to reflect bond performance rather than that of the broad stock market, such concerns are an important consideration for your fund. As this report was being prepared, the U.S. economy appeared to be continuing its expansion, unaccompanied by significant indicators of either inflation or higher interest rates. However, the Asian currency and stock market collapse during the last quarter of the fiscal year has not yet had its full impact on the U.S. economy. In other words, we may not be out of the woods yet.

* ASSET ALLOCATION: STEADY AS SHE GOES

Because no singular, consistent theme drove market performance, overall asset allocation remained relatively unchanged over much of the period. With more than 20% of net assets in gas-related stocks, your fund remains overweighted in the gas industry in terms of total utilities market capitalization. This reflects our conviction that the gas industry will continue its ongoing consolidation, with gas companies merging with each other and combining with electric power companies as well.

*Lipper is an industry research firm whose rankings are based on total return performance, vary over time, and do not reflect the effects of sales charges. Performance of other share classes will vary. Past performance is not indicative of future results.

Intended to dampen the effects of market volatility, your fund's bond asset allocation tends to range from a low of 10% to a high of 25% of net assets. Currently, it remains steady at slightly below 15% of net assets. However, with your fund's primary risk factor, rising interest rates, being held at bay for now, we do not expect to allocate further assets to bonds in the near future.

The primary purpose of your fund's allocation to non-utility stocks (currently about 10% of assets) is to drive performance, and in the past this category has added significantly to fund returns. However, with many excellent portfolio candidates now available among the various utility industries, we do not anticipate increasing the non-utility position over the near term.

The fund has maintained a modest allocation to utility companies outside the United States. During the first part of the year, the fund's light exposure in foreign markets hurt performance, since foreign utilities, especially emerging market utilities, had unusually strong performance. Recently this situation changed dramatically as foreign markets, especially in Latin America and Asia, corrected sharply. We are using this period of poor performance in selected foreign markets to increase the fund's exposure on a highly selective basis.

[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Electric utilities                        37.5%

Gas utilities                             22.0%

Telephone utilities                       20.5%

REITs (Real Estate Investment Trusts)      2.6%

Combined utilities                         2.5%

Oil and gas                                2.2%

*Based on net assets as of 10/31/97. Holdings will vary over time.


* NEW LIFE FOR FORMER TELEPHONE HEAVYWEIGHT

As a result of the confluence of the opportunities presented by the Telecommunications Act of 1996 and AT&T's new management initiatives, its unparalleled market franchise, and its exceptional market valuation, your fund has taken a substantial position in this company for the first time in its history. The factors behind your fund's investment in AT&T precisely reflect its major investment criteria: imaginative new management, industry change, and underperforming and consequently undervalued shares. Diligent research indicates the potential for many positive changes in AT&T's fortunes in the not-too-distant future. Accordingly, we have broken with tradition and invested just under 4% of the fund's net assets in this telephone industry heavyweight.

We also continue to have confidence in SBC Communications, our other major telephone company holding and your fund's single largest investment. We fully expect that both of these companies will make strong contributions to your fund's return over time. While these holdings, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all portfolio holdings are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* GAS AND ELECTRIC UTILITIES: PARTNERSHIPS WITH POWERFUL POTENTIAL

We remain convinced that the gas industry will undergo consolidation, with larger gas companies absorbing the smaller ones and combining with electric companies to offer consumers one-stop energy shopping. In terms of both gas and electric utilities, we have tended to seek out smaller companies with strong service areas, since these have the potential of being profitable either on an operating basis or as merger candidates.

The June 1997 merger of Duke Power, an electric utility, and PanEnergy, a natural gas supplier, to form Duke Energy Corp., your fund's second-largest holding, is a prime example of the coming confluence of electric and gas utility companies. Taking advantage of deregulation, Duke Energy adopted an aggressive, globally geared market strategy rather than the more domestically oriented defensive strategy of most similar mergers. The short-term benefits of this strategy in terms of cost cutting are less obvious, but nevertheless, we see an acceleration in earning power and growth rate as the new complex creates unique opportunities in the energy markets.

TOP 10 HOLDINGS

SBC Communications, Inc.
Telephone utilities

Duke Energy Corp.
Electric utilities

American Telephone & Telegraph Co.
Telephone utilities

Sprint Corp.
Telephone utilities

Pacific Enterprises
Gas utilities

Bell Atlantic Corp.
Telephone utilities

K mart Corp.
Retail

BellSouth Corp.
Telephone utilities

Ameritech Corp.
Telephone utilities

New Century Energies, Inc.
Electric utilities

Footnote reads:
These holdings represent 25.1% of the fund's net assets as of 10/31/97.

* POSITIVE OUTLOOK COLORS FORECAST FOR FISCAL '98

We are particularly optimistic with respect to U.S. utilities over the course of the next 12 to 18 months. All the positive indications we look for -- industry change, attractive valuations, a strong but stable economy, low interest rates, and government deregulation -- have come together in a way we believe will contribute to an exciting year for your fund.

Utilities are sensitive to changes in interest rates, however. Should rates rise, as they did in 1994, we would have a less optimistic outlook. In that event, though, the fund's conservative portfolio structure should contribute to strong competitive performance.

While we remain cautious with respect to foreign bonds and equities, should the recent difficulties in Latin America and Asia continue, you will likely see an increase in the fund's overseas holdings as new opportunities arise out of the current challenges. Overall, we are optimistic that the recent underperformance of the utilities sector relative to other sectors may soon be reversed.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 10/31/97, there is no guarantee the fund will continue to hold these securities in the future. Funds investing in a single sector may be subject to more volatility than funds investing in a diverse group of sectors.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Utilities Growth and Income Fund is designed for capital growth and current income through equity and debt securities issued by public utility companies.

TOTAL RETURN FOR PERIODS ENDED 10/31/97

                                Class A        Class B         Class M
(inception date)              (11/19/90)      (4/27/92)       (3/1/95)
                              NAV     POP     NAV    CDSC     NAV    POP
------------------------------------------------------------------------------
1 year                     19.16%  12.30%  18.28%  13.28%  18.62%  14.48%
------------------------------------------------------------------------------
5 years                    87.13   76.44   80.19   78.19   82.76   76.35
Annual average             13.35   12.03   12.50   12.25   12.82   12.01
------------------------------------------------------------------------------
Life of fund              128.52  115.34  116.84  116.84  120.91  113.06
Annual average             12.63   11.67   11.78   11.78   12.08   11.50
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 10/31/97
                                    S & P       Consumer
                                  Utilities   Price Index
------------------------------------------------------------------------------
1 year                              9.90%        2.08%
------------------------------------------------------------------------------
5 years                             71.53       13.96
Annual average                      11.40        2.65
------------------------------------------------------------------------------
Life of fund                       107.33       20.78
Annual average                      11.11        2.77
------------------------------------------------------------------------------
Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 11/19/90.

Plot points read:

            Class A Shares    S&P Utilities    Consumer Price
               at POP             Index            Index
11/19/90        9425              10000            10000
10/31/91       10432              10877            10269
10/31/92       11508              12088            10598
10/31/93       13855              15148            10889
10/31/94       12844              13291            11173
10/31/95       15503              17183            11487
10/31/96       18073              18867            11831
10/31/97       21534              20733            12078

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $21,684 and no contingent deferred sales charges would apply; a $10,000 investment in the fund's class M shares would have been valued at $22,091 ($21,306 at public offering price). See first page of performance section for performance calculation method.


PRICE AND DISTRIBUTION INFORMATION
12 months ended 10/31/97

                                   Class A       Class B      Class M
------------------------------------------------------------------------------
Distributions (number)                 4            4            4
------------------------------------------------------------------------------
Income                              $0.407       $0.319       $0.352
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long-term                         0.501612     0.501612     0.501612
------------------------------------------------------------------------------
Short-term                        0.311388     0.311388     0.311388
------------------------------------------------------------------------------
   Total                            $1.220       $1.132       $1.165
------------------------------------------------------------------------------
Share value:                     NAV     POP     NAV     NAV     POP
------------------------------------------------------------------------------
10/31/96                       $11.63  $12.34  $11.57  $11.61  $12.03
------------------------------------------------------------------------------
10/31/97                        12.49   13.25   12.42   12.47   12.92
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate1           3.68%   3.47%   2.96%   3.34%   3.22%
------------------------------------------------------------------------------
Current 30-day SEC yield2        3.41    3.21    2.66    2.92    2.81
------------------------------------------------------------------------------
1Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2Based on investment income, calculated using SEC guidelines.

TOTAL RETURN FOR PERIODS ENDED 9/30/97
(most recent calendar quarter)
                                Class A        Class B         Class M
(inception date)              (11/19/90)      (4/27/92)       (3/1/95)
                              NAV    POP     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
1 year                      22.85%  15.77%  21.95%  16.95%  22.41%  18.11%
------------------------------------------------------------------------------
5 years                     84.53   73.95   77.97   75.97   80.21   73.98
Annual average              13.04   11.71   12.22   11.97   12.50   11.71
------------------------------------------------------------------------------
Life of fund               128.52  115.34  117.19  117.19  121.09  113.23
Annual average              12.80   11.83   11.97   11.97   12.26   11.67
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. See first page of performance section for performance calculation method.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Standard & Poor's Utilities Index is an unmanaged list of common stocks issued by utility companies. Index assumes reinvestment of all distributions and does not take into account brokerage commissions or other costs. The fund's portfolio contains securities that do not match those in the index. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


WELCOME TO
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VISIT PUTNAM'S NEW SITE ON THE WORLD WIDE WEB TO FIND OUT:

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New features will be added to the site on an ongoing basis. So, visit us at http://www.putnaminv.com -- often!



Report of independent accountants

For the fiscal year ended October 31, 1997

To the Trustees and Shareholders of
Putnam Utilities Growth and Income Fund

We have audited the accompanying statement of assets and liabilities of Putnam Utilities Growth and Income Fund, including the portfolio of investments owned, as of October 31, 1997, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam Utilities Growth and Income Fund as of October 31, 1997, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                   Coopers & Lybrand L.L.P.

Boston, Massachusetts
December 9, 1997



Portfolio of investments owned
October 31, 1997


COMMON STOCKS (82.2%) *

NUMBER OF SHARES                                                                                       VALUE


Banks (0.1%)
------------------------------------------------------------------------------------------------------------
         39,000  FirstMerit Corp.                                                               $    994,500

Building and Construction (0.6%)
------------------------------------------------------------------------------------------------------------

        430,000  Willbros Group, Inc. +                                                            8,385,000

Cellular Communications (0.7%)
------------------------------------------------------------------------------------------------------------
        100,000  360 Communications Co. +                                                          2,112,500
        300,000  PT Indosat ADR (Indonesia)                                                        7,106,250
                                                                                              --------------
                                                                                                   9,218,750
Chemicals (0.1%)
------------------------------------------------------------------------------------------------------------
         34,000  Crompton & Knowles Corp.                                                            858,500
         25,500  Hanna (M.A.) Co.                                                                    656,625
                                                                                              --------------
                                                                                                   1,515,125

Conglomerates (0.1%)
------------------------------------------------------------------------------------------------------------
         50,000  Ogden Corp.                                                                       1,262,500

Electric Utilities (28.7%)
------------------------------------------------------------------------------------------------------------
        300,000  Allegheny Energy, Inc.                                                            8,475,000
        275,000  Carolina Power & Light Co.                                                        9,831,250
        650,000  Central & South West Corp.                                                       14,015,625
         25,000  Chilectra S.A. 144A ADR (Chile)                                                     637,500
         81,600  CILCORP, Inc.                                                                     3,335,400
        300,000  Cinergy Corp.                                                                     9,900,000
        182,700  CMS Energy Corp. Class G                                                          4,042,238
        100,000  Companhia Energetica de Minas Gerais ADR (Brazil)                                 3,950,000
        313,500  Companhia Paranaense de Energia-Copel ADR (Brazil)                                3,762,000
        300,000  Consolidated Edison Co. of New York, Inc.                                        10,275,000
        280,000  Delmarva Power & Light Co.                                                        5,547,500
        150,000  Dominion Resources, Inc.                                                          5,578,125
        100,000  DPL, Inc.                                                                         2,481,250
      1,043,741  Duke Energy Corp.                                                                50,360,503
        100,000  Edison International                                                              2,562,500
         50,000  EDP-Electricidade de Portugal, S.A. ADR (Portugal)+                               1,746,875
        100,000  Enova Corp.                                                                       2,431,250
        250,000  Florida Progress Corp.                                                            8,140,625
        180,000  FPL Group, Inc.                                                                   9,303,750
        150,000  GPU, Inc.                                                                         5,428,125
        100,000  Hawaiian Electric Industries, Inc.                                                3,781,250
         10,000  Light Participacoes, S.A. (Brazil)                                                2,557,823
        200,000  Manila Electric Co. Class B                                                         618,911
        100,000  MidAmerican Energy Holdings Co.                                                   1,787,500
        200,000  National Grid Group PLC (United Kingdom)                                            941,294
        485,500  New Century Energies, Inc.                                                       20,269,625
        250,000  New England Electric Systems, Inc.                                                9,796,875
        300,000  New York State Electric & Gas Corp.                                               8,006,250
        336,500  NIPSCO Industries, Inc.                                                          14,784,969
      1,065,200  Northeast Utilities                                                              12,249,800
        230,000  OGE Energy Corp.                                                                 11,140,625
        100,000  PacifiCorp                                                                        2,168,750
        126,600  Pinnacle West Capital Corp.                                                       4,407,263
        442,600  Potomac Electric Power Co.                                                        9,930,838
        275,800  Puget Sound Energy, Inc.                                                          7,343,175
        400,000  Scana Corp.                                                                      10,100,000
        661,200  Scottish Power PLC (United Kingdom)                                               4,939,200
        500,000  Sierra Pacific Resources                                                         15,218,750
        200,000  Teco Energy, Inc.                                                                 4,775,000
        272,000  Texas Utilities Electric Co.                                                      9,758,000
        500,000  TNP Enterprises, Inc.                                                            12,687,500
        100,000  Tuscon Electric Power Co. +                                                       1,656,250
        150,000  Union Electric Co.                                                                5,653,125
        300,000  Union Electrica Fenosa S.A. (Spain)                                               2,858,122
        175,000  United Illuminating Co.                                                           6,825,000
        150,000  Utilicorp United, Inc.                                                            4,734,375
         18,000  Viag AG (Germany)                                                                 8,353,043
        160,000  Washington Water Power Co.                                                        3,190,000
        700,000  Wisconsin Energy Corp.                                                           17,718,750
                                                                                              --------------
                                                                                                 380,056,579

Electrical Equipment (0.5%)
------------------------------------------------------------------------------------------------------------
        262,500  Vishay Intertechnology, Inc.                                                      6,283,594

Electronics (0.1%)
------------------------------------------------------------------------------------------------------------

         12,000  Pittway Corp. Class A                                                               747,750

Food and Beverages (0.1%)
------------------------------------------------------------------------------------------------------------
         60,000  Whitman Corp.                                                                     1,575,000

Gas Pipelines (1.2%)
------------------------------------------------------------------------------------------------------------
        260,000  Coastal Corp.                                                                    15,632,500

Gas Utilities (20.8%)
------------------------------------------------------------------------------------------------------------
        380,000  AGL Resources, Inc.                                                               6,887,500
        483,600  Atmos Energy Corp.                                                               12,210,900
        236,000  Bay State Gas Co.                                                                 6,770,250
        220,000  Cascade Natural Gas Corp.                                                         3,671,250
        100,000  Central Hudson Gas & Electric                                                     3,543,750
        273,300  Columbia Gas System, Inc.                                                        19,745,925
        150,000  Connecticut Energy Corp.                                                          3,628,125
        400,000  Eastern Enterprises                                                              15,675,000
        211,300  El Paso Natural Gas Co.                                                          12,664,794
        294,800  Energen Corp.                                                                    10,668,075
        100,100  Equitable Resources, Inc.                                                         3,184,431
         70,000  Indiana Energy, Inc.                                                              1,999,375
        350,000  K N Energy, Inc.                                                                 15,225,000
        146,300  Laclede Gas Co.                                                                   3,648,356
        300,000  MCN Corp.                                                                        10,387,500
        350,000  National Fuel Gas Co.                                                            15,443,750
         70,000  New Jersey Resources Corp.                                                        2,266,250
        300,000  NICOR, Inc.                                                                      11,568,750
         40,955  North Carolina Natural Gas Corp.                                                  1,333,597
        504,000  Northwest Natural Gas Co.                                                        12,411,000
        230,000  NUI Corp.                                                                         5,189,375
        330,000  Oneok, Inc.                                                                      11,323,125
        800,000  Pacific Enterprises                                                              26,150,000
        200,000  Peoples Energy Corp.                                                              7,150,000
        200,000  Piedmont Natural Gas Co., Inc.                                                    5,600,000
         70,000  Providence Energy Corp.                                                           1,303,750
        200,000  Public Service Co. of North Carolina, Inc.                                        4,037,500
        100,000  Questar Corp.                                                                     3,862,500
        200,000  Sonat, Inc.                                                                       9,187,500
         80,000  South Jersey Industries, Inc.                                                     2,010,000
        200,000  Southwest Gas Corp.                                                               3,762,500
        200,000  Transportadora de Gas del Sur ADR (Argentina)                                     1,887,500
        200,000  Washington Gas Light Co.                                                          5,137,500
        250,000  Westcoast Energy, Inc.                                                            5,125,000
        156,700  WICOR, Inc.                                                                       6,757,688
        200,000  Yankee Energy System, Inc.                                                        4,750,000
                                                                                              --------------
                                                                                                 276,167,516

Household Products (0.1%)
------------------------------------------------------------------------------------------------------------
         27,500  First Brands Corp.                                                                  701,250

Metals and Mining (0.3%)
------------------------------------------------------------------------------------------------------------
        100,000  RWE AG (Germany)                                                                  4,336,232

Oil and Gas (1.9%)

------------------------------------------------------------------------------------------------------------
        380,000  KeySpan Energy Corp.                                                             11,803,750
         30,000  Mitchell Energy & Development Corp. Class B                                         750,000
        630,000  NGC Corporation                                                                  11,970,000
                                                                                              --------------
                                                                                                  24,523,750

Pharmaceuticals and Biotechnology (1.0%)
------------------------------------------------------------------------------------------------------------
         18,025  Block Drug, Inc. Class A                                                            838,163
        400,000  Pharmacia & Upjohn, Inc.                                                         12,700,000
                                                                                              --------------
                                                                                                  13,538,163

Photography (0.1%)
------------------------------------------------------------------------------------------------------------
         25,000  Polaroid Corp.                                                                    1,123,438

REITs (Real Estate Investment Trust) (2.6%)
------------------------------------------------------------------------------------------------------------
        160,600  Avalon Properties, Inc.                                                           4,717,625
        219,422  Beacon Properties Corp.                                                           9,243,152
        194,000  Equity Residential Properties Trust                                               9,797,000
        100,000  LTC Properties, Inc.                                                              2,025,000
         84,600  Macerich Co.                                                                      2,241,900
        300,000  Nationwide Health Properties, Inc.                                                6,768,750
                                                                                              --------------
                                                                                                  34,793,427

Retail (2.0%)
------------------------------------------------------------------------------------------------------------
         57,750  Family Dollar Stores, Inc.                                                        1,357,125
      1,900,000  K mart Corp. +                                                                   25,056,250
                                                                                              --------------
                                                                                                  26,413,375

Telecommunications (0.2%)
------------------------------------------------------------------------------------------------------------
        100,000  Cable & Wireless PLC ADR (United Kingdom)                                         2,450,000

Telephone Utilities (20.2%)
------------------------------------------------------------------------------------------------------------
      1,000,000  American Telephone & Telegraph Co.                                               48,937,500
        335,000  Ameritech Corp.                                                                  21,775,000
        322,560  Bell Atlantic Corp.                                                              25,764,480
        525,000  BellSouth Corp.                                                                  24,839,063
        250,000  Cincinnati Bell, Inc.                                                             6,750,000
        200,000  Deutsche Telekom AG ADR (Germany)                                                 3,887,500
         69,450  France Telecom S.A. ADR (France) +                                                2,630,419
        200,000  GTE Corp.                                                                         8,487,500
        100,000  Philippine Long Distance Telephone Co. ADR
                   (Philippines)                                                                   2,425,000
        116,670  Portugal Telecom S.A. ADR                                                         4,812,638
        200,000  PT Telekomunikasi Indonesia ADR (Indonesia)                                       3,887,500
        950,000  SBC Communications, Inc.                                                         60,443,745
        550,000  Sprint Corp.                                                                     28,600,000
        100,000  Telecom Argentina S.A. ADR (Argentina)                                            2,531,250
        555,555  Telecom Italia S.P.A. (Italy)                                                     3,478,072
         20,000  Telefonica de Argentina S.A. ADR (Argentina)                                        562,500
        300,000  Telefonica del Peru S.A. ADR (Peru)                                               5,925,000
        300,000  US West, Inc.                                                                    11,943,750
                                                                                              --------------
                                                                                                 267,680,917

Textiles (--%)
------------------------------------------------------------------------------------------------------------
         12,000  Springs Industries, Inc. Class A                                                    556,500

Tobacco (0.2%)

------------------------------------------------------------------------------------------------------------
         63,000  Dimon, Inc.                                                                       1,634,063
         22,000  Universal Corp.                                                                     845,625
                                                                                              --------------
                                                                                                   2,479,688

Water Utilities (0.6%)
------------------------------------------------------------------------------------------------------------
        100,000  American Water Works, Inc.                                                        2,262,500
        800,000  Yorkshire Water PLC (United Kingdom)                                              6,223,928
                                                                                              --------------
                                                                                                   8,486,428
                                                                                              --------------
                 Total Common Stocks (cost $883,109,745)                                       1,088,921,982

CORPORATE BONDS AND NOTES (13.5%) *
PRINCIPAL AMOUNT                                                                                       VALUE

Combined Utilities (2.5%)
------------------------------------------------------------------------------------------------------------
    $3,000,000   Australian Gas & Light Co. 144A sr. notes 6 3/8s, 2003
                   (Australia)                                                                $    2,985,570
      4,000,000  Kansas Gas & Electric deb. 8.29s, 2016                                            4,181,480
      3,835,000  Oklahoma Gas & Electric Co. sr. notes 6.65s, 2027                                 3,972,140
      4,000,000  Pacific Gas & Electric Co. sr. notes 7.1s, 2005                                   4,166,920
      4,000,000  Public Service Electric & Gas mtge. note 9 1/4s, 2021                             4,922,520
      7,985,000  South Carolina Electric & Gas Co. 1st mtge. 7 5/8s,
                   2025                                                                            8,661,649
      4,000,000  Western Resources, Inc. 1st mortgage 6 7/8s, 2004                                 4,049,240
                                                                                              --------------
                                                                                                  32,939,519

Electric Utilities (8.8%)
------------------------------------------------------------------------------------------------------------
      4,000,000  Allegheny Generating Co. deb. 6 7/8s, 2023                                        3,910,000
      2,240,000  Arkansas Electric Corp. bonds 7.33s, 2008                                         2,357,757
      3,500,000  Chilgener S.A. notes 6 1/2s, 2006 (Chile)                                         3,473,960
      4,000,000  Chugach Electric Co. 1st mtge. Ser. A, 9.14s, 2022                                4,751,080
      3,432,000  Citizens Utilities Co. bonds 7.68s, 2034                                          3,876,581
      4,000,000  Commonwealth Edison Co. 1st mtge. Ser. 83, 8s, 2008                               4,385,280
      1,500,000  Connecticut Light & Power Co. 1st mtge. Ser. D,
                   7 7/8s, 2024                                                                    1,543,425
      2,000,000  Connecticut Light & Power Co. 1st mtge. Ser. A,
                   5 1/2s, 1999                                                                    1,974,080
      3,500,000  Duquesne Light Co. deb. 8.7s, 2016                                                3,959,935
      2,500,000  Edison Mission Energy 144A company guaranty
                   7.33s, 2008                                                                     2,599,525
      5,000,000  Empresa Nacional de Electricidad bonds 7 7/8s, 2027
                   (Chile)                                                                         5,417,000
      4,000,000  Hydro Quebec Government guaranty 8.4s, 2022
                   (Canada)                                                                        4,592,000
      5,000,000  Iberdrola S.A. notes 7 1/2s, 2002                                                 5,264,350
      4,991,096  Indiana-Michigan Power Co. deb. 9.82s, 2022                                       6,293,075
      3,997,392  Indiana-Michigan Power Co. deb. Ser. E, 9.81s, 2022                               5,122,659
      3,000,000  Israel Electric Corp., Ltd. 144A sr. notes 7 1/4s, 2006
                   (Israel)                                                                        3,113,550
      3,240,000  Kansas City Power & Light Co. med. term notes
                   5 3/4s, 1998                                                                    3,238,574
      4,000,000  Kentucky Utilities Co. 1st mtge. Ser. R, 7.55s, 2025                              4,135,000
      5,000,000  Midwest Power Systems mtge. 8 1/8s, 2023                                          5,278,900
      5,000,000  Ohio Edison Co. 1st mtge. 8 1/4s, 2002                                            5,318,650
      2,969,000  Otter Tail Power Co. 1st mtge. 7 1/4s, 2002                                       3,088,354
      5,000,000  Public Service Co. of Colorado coll. trust 6 3/8s, 2005                           5,014,650
      1,720,000  Salton Sea Funding Corp. company guaranty Ser. E,
                   8.3s, 2011                                                                      1,871,463
      3,500,000  Sierra Pacific Power Co. med. term notes Ser. C,
                   6.82s, 2006                                                                     3,578,295
      3,000,000  Southern Investments Service Co. sr. notes 6.8s, 2006
                   (United Kingdom)                                                                3,013,650
      5,000,000  System Energy Resources, Inc. deb. 7.38s, 2000                                    5,041,050

      5,000,000  Texas Utilities Co. secd. lease fac. bonds 7.46s, 2015                            5,249,050
      3,400,000  Texas Utilities Electric Capital Trust V company guaranty
                   8.175s, 2037                                                                    3,625,522
      4,500,000  Utilicorp United sr. notes 8.2s, 2007                                             4,948,335
                                                                                              --------------
                                                                                                 116,035,750

Energy-Related (0.2%)
------------------------------------------------------------------------------------------------------------

      2,000,000  Calenergy, Inc. sr. notes 7.63s, 2007                                             2,007,200

Gas Utilities (1.2%)
------------------------------------------------------------------------------------------------------------
      3,500,000  Columbia Gas System, Inc. notes Ser. E, 7.32s, 2010                               3,665,865
      3,500,000  ONEOK Inc. deb. 9.7s, 2019                                                        3,855,530
      5,000,000  Southern Union Gas sr. notes 7.6s, 2024                                           5,094,400
      3,500,000  Southwest Gas Corp. deb. 7 1/2s, 2006                                             3,721,165
                                                                                              --------------
                                                                                                  16,336,960

Oil and Gas (0.3%)
------------------------------------------------------------------------------------------------------------
      4,000,000  Transcontinental Gas Pipeline Corp. deb. 7 1/4s, 2026                             4,050,000

Telephone Utilities (0.3%)
------------------------------------------------------------------------------------------------------------
      5,000,000  Bell South Telecommunication deb. 6 3/4s, 2033                                    4,814,750

Water Utility (0.2%)
------------------------------------------------------------------------------------------------------------
      2,500,000  Pennsylvania American Water Co. 144A mtge. 7.8s,
                   2026                                                                            2,687,500
                                                                                              --------------
                 Total Corporate Bonds and Notes
                   (cost $166,627,508)                                                        $  178,871,679

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (0.9%) *
PRINCIPAL AMOUNT                                                                                       VALUE

U.S. Treasury Obligations (0.9%)
------------------------------------------------------------------------------------------------------------
                 U.S. Treasury Notes
    $ 3,210,000    6 1/4s, June 30, 2002                                                      $    3,271,183
      2,415,000    6 1/8s, August 15, 2007                                                         2,467,454
      6,910,000    6s, July 31, 2002                                                               6,975,852

                                                                                              --------------

                 Total U.S. Government and Agency Obligations
                   (cost $12,495,486)                                                         $   12,714,489

SHORT-TERM INVESTMENTS (2.9%) *(cost $37,843,938)
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------

  $ 37,838,000   Interest in $37,838,000 joint repurchase agreement dated
                   October 31, 1997 with Morgan (J.P.) & Co., Inc. due November 3, 1997 with respect to various U.S. Treasury obligations --
                   maturity value of $37,855,815 or an effective yield
                   of 5.65%                                                                   $   37,843,938
------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $1,100,076,677) ***                                   1,318,352,088
------------------------------------------------------------------------------------------------------------

             *   Percentages indicated are based on net assets of $1,324,669,464.

           ***   The aggregate identified cost on a tax basis is $1,100,247,132, resulting in gross unrealized appreciation and depreciation of $239,542,646 and $21,437,690, respectively, or net unrealized appreciation of $218,104,956.

             +   Non-income-producing security.

                 144A after the name of a security represents those exempt from registration under Rule 144A of the
                 Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                 ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
October 31, 1997

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,100,076,677) (Note 1)                                            $1,318,352,088
---------------------------------------------------------------------------------------------------
Cash                                                                                         56,882
---------------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                                 7,793,885
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                    2,595,853
---------------------------------------------------------------------------------------------------
Total assets                                                                          1,328,798,708

Liabilities
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                1,075,714
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                              2,052,736
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  145,145
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                31,723
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  1,690
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                      709,376
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                      112,860
---------------------------------------------------------------------------------------------------
Total liabilities                                                                         4,129,244
---------------------------------------------------------------------------------------------------
Net assets                                                                           $1,324,669,464

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                      $1,003,840,040
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)                                   102,555,475
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                            218,273,949
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                           $1,324,669,464

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($653,204,576 divided by 52,317,127 shares)                                                  $12.49
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $12.49)*                                      $13.25
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($659,594,035 divided by 53,098,599 shares)**                                                $12.42
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($11,870,853 divided by 951,798 shares)                                                      $12.47
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $12.47)*                                      $12.92
---------------------------------------------------------------------------------------------------
 * On single retail sales of less than $50,000. On sales of $50,000 more and on group sales the offering price is reduced.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.




Statement of operations
Year ended October 31, 1997

Investment income:
--------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $264,315)                                            $ 41,335,427
--------------------------------------------------------------------------------------------------
Interest income                                                                         15,205,323
--------------------------------------------------------------------------------------------------
Total investment income                                                                 56,540,750
--------------------------------------------------------------------------------------------------

Expenses:
Compensation of Manager (Note 2)                                                         8,013,799
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                           1,956,141
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                           51,754
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                            20,617
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                    1,566,553
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                    6,401,741
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                       55,883
--------------------------------------------------------------------------------------------------
Registration fees                                                                              175
--------------------------------------------------------------------------------------------------
Auditing                                                                                    86,024
--------------------------------------------------------------------------------------------------
Legal                                                                                       17,328
--------------------------------------------------------------------------------------------------
Other                                                                                        8,475
--------------------------------------------------------------------------------------------------
Total expenses                                                                          18,178,490
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                (335,704)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            17,842,786
--------------------------------------------------------------------------------------------------
Net investment income                                                                   38,697,964
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                       108,767,049
--------------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                                 (3,039)
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in
foreign currencies during the year                                                          (2,424)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year                              70,569,564
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                179,331,150
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  $218,029,114
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                               Year ended October 31
                                                                        --------------------------------
                                                                                  1997              1996
--------------------------------------------------------------------------------------------------------

Increase in net assets
--------------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------------
Net investment income                                                  $   38,697,964     $   43,826,866
--------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign
currency transactions                                                     108,764,010         82,879,865
--------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments
and assets and liabilities in foreign currencies                           70,567,140         54,251,373
--------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                      218,029,114        180,958,104
--------------------------------------------------------------------------------------------------------
Distributions to shareholders:
--------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                               (21,360,424)       (23,901,842)
--------------------------------------------------------------------------------------------------------
    Class B                                                               (17,213,285)       (19,535,724)
--------------------------------------------------------------------------------------------------------
    Class M                                                                  (229,303)          (121,291)
--------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                               (41,964,105)        (1,273,262)
--------------------------------------------------------------------------------------------------------
    Class B                                                               (42,814,695)        (1,040,677)
--------------------------------------------------------------------------------------------------------
    Class M                                                                  (403,980)            (6,461)
--------------------------------------------------------------------------------------------------------
Decrease from capital share transactions (Note 4)                          (9,538,238)       (68,562,356)
--------------------------------------------------------------------------------------------------------
Total increase in net assets                                               84,505,084         66,516,491

Net assets
--------------------------------------------------------------------------------------------------------
Beginning of year                                                       1,240,164,380      1,173,647,889
--------------------------------------------------------------------------------------------------------
End of year (including distributions in excess of
net investment income of $-- and $3,930,
respectively)                                                          $1,324,669,464     $1,240,164,380
--------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
---------------------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                                Year ended October 31
---------------------------------------------------------------------------------------------------------------------------
                                            1997             1996             1995             1994             1993
---------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                       $11.63           $10.40            $9.06           $10.56            $9.24
---------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------
Net investment income                        .41              .44              .43              .46              .51
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                  1.67             1.25             1.38            (1.22)            1.33
---------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                       2.08             1.69             1.81             (.76)            1.84
---------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------
From net
investment income                           (.41)            (.44)            (.46)            (.45)            (.51)
---------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                             --               --               --               --               --
---------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                              (.81)            (.02)            (.01)            (.29)            (.01)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                        (1.22)            (.46)            (.47)            (.74)            (.52)
---------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                             $12.49           $11.63           $10.40            $9.06           $10.56
---------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                  19.16            16.57            20.71            (7.30)           20.40
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $653,205         $618,417         $593,226         $541,619         $684,484
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                   1.05             1.11             1.12             1.08             1.12
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                   3.41             3.97             4.53             4.84             4.97
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                     53.63            64.53            67.60           112.32           123.57
---------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                             $.0458           $.0488
---------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended October 31, 1995 and thereafter, include amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after
    September 1, 1995.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
-------------------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                             Year ended October 31
-------------------------------------------------------------------------------------------------------------------------
                                          1997             1996             1995             1994             1993
-------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                     $11.57           $10.36            $9.02           $10.52            $9.22
-------------------------------------------------------------------------------------------------------------------------
Investment operations
-------------------------------------------------------------------------------------------------------------------------
Net investment income                      .32              .36              .36              .39              .42
-------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                1.66             1.23             1.39            (1.22)            1.34
-------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                     1.98             1.59             1.75             (.83)            1.76
-------------------------------------------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------------------------------------------
From net
investment income                         (.32)            (.36)            (.39)            (.38)            (.43)
-------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                           --               --               --               --             (.03)
-------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            (.81)            (.02)            (.02)            (.29)              --
-------------------------------------------------------------------------------------------------------------------------
Total distributions                      (1.13)            (.38)            (.41)            (.67)            (.46)
-------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                           $12.42           $11.57           $10.36            $9.02           $10.52
-------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                18.28            15.57            19.92            (8.04)           19.54
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $659,594         $615,309         $578,505         $501,438         $551,794
-------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                 1.80             1.86             1.87             1.83             1.86
-------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                 2.66             3.22             3.77             4.10             3.98
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   53.63            64.53            67.60           112.32           123.57
-------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                           $.0458           $.0488
-------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended October 31, 1995 and thereafter, include amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after
    September 1, 1995.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------

                                                                                          For the period
Per-share                                                                                 March 1, 1995+
operating performance                                         Year ended October 31        to October 31
------------------------------------------------------------------------------------------------------------
                                                               1997             1996             1995
------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                          $11.61           $10.38            $9.14
------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------
Net investment income                                           .36              .38(d)           .31
------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                     1.67             1.26             1.26
------------------------------------------------------------------------------------------------------------
Total from
investment operations                                          2.03             1.64             1.57
------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------
From net
investment income                                              (.36)            (.39)            (.33)
------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                --               --               --
------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                 (.81)            (.02)              --
------------------------------------------------------------------------------------------------------------
Total distributions                                           (1.17)            (.41)            (.33)
------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                $12.47           $11.61           $10.38
------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                     18.62            16.12            17.50*
------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                              $11,871           $6,438           $1,917
------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                      1.55             1.63             1.13*
------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                      2.89             3.37             2.36*
------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                        53.63            64.53            67.60
------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                                $.0458           $.0488
------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended October 31, 1995 and thereafter, include amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after
    September 1, 1995.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
October 31, 1997

Note 1
Significant accounting policies

Putnam Utilities Growth and Income Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital growth and current income primarily through investments in equity and debt securities issued by public utility companies.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price on the principal market on which such securities are traded, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for long-term corporate bonds and notes; such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended October 31, 1997, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held and for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. At certain times, the fund may pay distributions at a level rate even though, as a result of market conditions or investment decisions, the fund may not achieve projected investment results for a given period. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sales transactions, market discount and non-taxable dividends. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended October 31, 1997, the fund reclassified $108,978 to increase undistributed net investment income and $75,745 to increase paid-in-capital, with a decrease to accumulated net realized gain on investments of $184,723. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

Note 2
Management fees, administrative services, and other transactions

Compensation of Putnam Management for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion. 0.44% of the next $5 billion and 0.43% thereafter. Prior to February 20, 1997, any amount over $1.5 billion was based on 0.50%.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended October 31, 1997, fund expenses were reduced by $335,704 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the funds receive an annual Trustees fee of which $1,490 has been allocated to the fund and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees currently limit payment by the fund to an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares respectively.

For the year ended October 31, 1997, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $168,239 and $7,629 from the sale of class A and class M shares, respectively and $888,166 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended October 31, 1997, Putnam Mutual Funds Corp., acting as underwriter received $1,388 on class A redemptions.

Note 3
Purchase and sales of securities

During the year ended October 31, 1997, purchases and sales of investment securities other than U.S. government obligations and short-term investments aggregated $653,166,922 and $780,553,070, respectively. Purchases and sales of U.S. government obligations aggregated $18,272,985 and $7,711,431, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At October 31, 1997, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                           Year ended
                                        October 31, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      18,486,173     $218,360,453
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     4,830,321       55,066,695
------------------------------------------------------------
                                 23,316,494      273,427,148

Shares
repurchased                     (24,185,008)    (285,048,126)
------------------------------------------------------------
Net decrease                       (868,514)    $(11,620,978)
------------------------------------------------------------

                                            Year ended
                                        October 31, 1996
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      16,125,423     $178,578,287
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     1,855,388       20,413,519
------------------------------------------------------------
                                 17,980,811      198,991,806

Shares
repurchased                     (21,830,427)    (241,787,581)
------------------------------------------------------------
Net decrease                     (3,849,616)    $(42,795,775)
------------------------------------------------------------

                                            Year ended
                                        October 31, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      10,001,400     $117,738,403
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     4,676,816       53,007,890
------------------------------------------------------------
                                 14,678,216      170,746,293

Shares
repurchased                     (14,740,560)    (173,462,984)
------------------------------------------------------------
Net decrease                        (62,344)     $(2,716,691)
------------------------------------------------------------

                                            Year ended
                                        October 31, 1996
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      13,138,831     $145,085,592
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     1,588,809       17,415,455
------------------------------------------------------------
                                 14,727,640      162,501,047

Shares
repurchased                     (17,432,183)    (192,345,546)
------------------------------------------------------------
Net decrease                     (2,704,543)    $(29,844,499)
------------------------------------------------------------

                                            Year ended
                                        October 31, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         656,690       $7,920,678
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        50,877          582,756
------------------------------------------------------------
                                    707,567        8,503,434

Shares
repurchased                        (310,433)      (3,704,003)
------------------------------------------------------------
Net increase                        397,134       $4,799,431
------------------------------------------------------------

                                            Year ended
                                        October 31, 1996
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         735,351       $8,172,430
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        10,643          117,240
------------------------------------------------------------
                                    745,994        8,289,670

Shares
repurchased                        (376,093)      (4,211,752)
------------------------------------------------------------
Net increase                        369,901       $4,077,918
------------------------------------------------------------



Federal tax information
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, the fund hereby designates $125,790,771 (or if different, the amount necessary to offset net capital gain earned by the fund) as capital gain dividends for its taxable year ended October 31, 1997.

The fund has designated 51.84% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

The Form 1099 you receive in January 1998 will show the tax status of all distributions paid to your account in calendar 1997.



PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund *

International New Opportunities Fund

Investors Fund

New Opportunities Fund +

OTC & Emerging Growth Fund [DBL. DAGGER]

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Diversified Income Trust II

Federal Income Trust

Global Governmental Income Trust

High Yield Advantage Fund

High Yield Total Return Fund

High Yield Trust +

Income Fund

Money Market Fund **

Intermediate U.S. Government
Income Fund

Preferred Income Fund

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]

California, New York

LIFESTAGESM FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

 * Formerly Overseas Growth Fund

 + Closed to new investors. Some exceptions may apply. Contact Putnam for details.

[DBL. DAGGER] Formerly OTC Emerging Growth Fund

[SECTION MARK] Not available in all states.

 ** An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Thomas V. Reilly
Vice President

Sheldon N. Simon
Vice President and Fund Manager

Christopher A. Ray
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Utilities Growth and Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

36858-041/220/906   12/97